Share-based compensation plan - Restricted shares plan (Details) - Restricted share units	6 Months Ended
	Jun. 30, 2025 shares shares	Dec. 31, 2024 BRL (R$) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,076,116	2,980,111
Shares granted	563,980
Restricted stock, year two	504,946
Restricted stock, year three	431,331
Restricted stock, year four	230,773
Restricted Stock, Year Five	1,672,574
Restricted Stock, Year Six	236,492
Grant Year 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 53.81
Number of other equity instruments outstanding in share-based payment arrangement		115,800
Shares granted	3,758
Grant Year 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.41
Number of other equity instruments outstanding in share-based payment arrangement	396,016	383,568
Shares granted	12,448
Restricted stock, year two	277,249
Restricted stock, year three	118,767
Grant Year 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 55.77
Number of other equity instruments outstanding in share-based payment arrangement	2,212,835	2,480,743
Shares granted	80,509
Restricted stock, year two	227,697
Restricted stock, year three	312,564
Restricted Stock, Year Five	1,672,574
Grant Year 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 61.39
Number of other equity instruments outstanding in share-based payment arrangement	467,265
Shares granted	467,265
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four	230,773
Restricted Stock, Year Five
Restricted Stock, Year Six	236,492